LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 1) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Assets before allowances		$ 27,725,914	$ 27,206,431
Distribution percentage		100.00%	1.00%
Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 14,071,327	$ 14,140,272
Distribution percentage		50.75%	51.98%
Commercial loans [Member] | Manufacturing [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 1,218,232	$ 1,180,886
Distribution percentage		4.39%	4.34%
Commercial loans [Member] | Mining [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 302,037	$ 340,554
Distribution percentage		1.09%	1.25%
Commercial loans [Member] | Electricity, Gas and Water [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 336,048	$ 442,936
Distribution percentage		1.21%	1.63%
Commercial loans [Member] | Agriculture and Livestock [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 1,114,597	$ 1,096,659
Distribution percentage		4.02%	4.03%
Commercial loans [Member] | Forest [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 98,941	$ 96,806
Distribution percentage		0.36%	0.36%
Commercial loans [Member] | Fishing [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 215,994	$ 296,592
Distribution percentage		0.78%	1.09%
Commercial loans [Member] | Transportation and Telecom [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 697,948	$ 787,510
Distribution percentage		2.52%	2.89%
Commercial loans [Member] | Communications [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 168,744	$ 196,934
Distribution percentage		0.61%	0.72%
Commercial loans [Member] | Construction [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 1,977,417	$ 1,792,485
Distribution percentage		7.13%	6.59%
Commercial loans [Member] | Commerce Industry [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 3,294,555	$ 3,393,133
Distribution percentage		11.88%	12.47%
Commercial loans [Member] | Services [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 467,747	$ 482,900
Distribution percentage		1.69%	1.77%
Commercial loans [Member] | Other [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 4,179,067	$ 4,032,877
Distribution percentage		15.07%	14.84%
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 9,096,895	$ 8,619,356
Distribution percentage		32.81%	31.68%
Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances		$ 4,557,692	$ 4,446,803
Distribution percentage		16.43%	16.34%
Domestic Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	$ 27,563,229	$ 26,933,698
Domestic Loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	13,908,642	13,867,539
Domestic Loans [Member] | Commercial loans [Member] | Manufacturing [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	1,218,232	1,180,886
Domestic Loans [Member] | Commercial loans [Member] | Mining [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	302,037	340,554
Domestic Loans [Member] | Commercial loans [Member] | Electricity, Gas and Water [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	336,048	442,936
Domestic Loans [Member] | Commercial loans [Member] | Agriculture and Livestock [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	1,114,597	1,096,659
Domestic Loans [Member] | Commercial loans [Member] | Forest [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	98,941	96,806
Domestic Loans [Member] | Commercial loans [Member] | Fishing [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	215,994	296,592
Domestic Loans [Member] | Commercial loans [Member] | Transportation and Telecom [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	697,948	787,510
Domestic Loans [Member] | Commercial loans [Member] | Communications [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	168,744	196,934
Domestic Loans [Member] | Commercial loans [Member] | Construction [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	1,977,417	1,792,485
Domestic Loans [Member] | Commercial loans [Member] | Commerce Industry [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	3,131,870	3,120,400
Domestic Loans [Member] | Commercial loans [Member] | Services [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	467,747	482,900
Domestic Loans [Member] | Commercial loans [Member] | Other [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	4,179,067	4,032,877
Domestic Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	9,096,895	8,619,356
Domestic Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	[1]	4,557,692	4,446,803
Foreign Interbank Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances		162,685	272,733
Foreign Interbank Loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before allowances		162,685	272,733
Foreign Interbank Loans [Member] | Commercial loans [Member] | Manufacturing [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Mining [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Electricity, Gas and Water [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Agriculture and Livestock [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Forest [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Fishing [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Transportation and Telecom [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Communications [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Construction [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Commerce Industry [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Commercial loans [Member] | Services [Member]
Disclosure of financial assets [line items]
Assets before allowances		162,685	272,733
Foreign Interbank Loans [Member] | Commercial loans [Member] | Other [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances
Foreign Interbank Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances

[1]	Includes domestic interbank loans for Ch$ 0 million as of December 31, 2017 (Ch$74 million as of December 31, 2016), see Note 8.